Income Taxes - Tax losses carry forwards (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Income Taxes
Total tax losses carry forwards	$ 514,481
2023
Income Taxes
Total tax losses carry forwards	115
2024
Income Taxes
Total tax losses carry forwards	238
2025
Income Taxes
Total tax losses carry forwards	62,589
2026
Income Taxes
Total tax losses carry forwards	111,126
2027
Income Taxes
Total tax losses carry forwards	51,577
2028
Income Taxes
Total tax losses carry forwards	33,544
2029
Income Taxes
Total tax losses carry forwards	71,988
2030
Income Taxes
Total tax losses carry forwards	39,414
2031
Income Taxes
Total tax losses carry forwards	36,357
2032
Income Taxes
Total tax losses carry forwards	$ 107,533